SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,187,898
2025	4,196,605
2026	4,196,605
2027	4,110,676
2028	4,102,486
Thereafter	18,871,780
Intangible asset, net	$ 39,666,050	$ 903,768